Document and Entity Information	Jul. 18, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 18, 2023
Entity Registrant Name	Complete Solaria, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40117
Entity Tax Identification Number	93-2279786
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	270-2507
Entity Information, Former Legal or Registered Name	FACT Acquisition I Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838987
Current Fiscal Year End Date	--12-31
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CSLR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	CSLRW
Security Exchange Name	NASDAQ